Property, Plant and Equipment, Net - Components of Property, Plant and Equipment (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	Jul. 02, 2016	Jan. 02, 2016	Dec. 27, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 1,635,511	$ 1,229,976
Less accumulated depreciation, depletion and amortization	$ (422,017)	(366,505)	(279,375)
Property, plant and equipment, net	$ 1,439,194	1,269,006	950,601
Land (Mineral Bearing) and Asset Retirement Costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		142,645	129,957
Land (Non-Mineral Bearing) [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		151,008	112,932
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		133,043	86,702
Plants, Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		860,085	622,466
Mobile Equipment and Barges [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		231,523	182,334
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		17,708	14,087
Truck and Auto Fleet [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		24,539	22,821
Landfill Airspace and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		48,513	48,513
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 26,447	8,445
Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			$ 1,719